Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of issued securities from the calculation of fully diluted share
	As of December 31,
	2024	2023	2022
Options	419,970,000	411,970,000	321,700,000
Warrants	5,700,501,500	5,188,501,500	5,200,501,500
Total	6,120,471,500	5,600,471,500	5,522,201,500